Pension and Other Employee Benefit Plans (Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2024	Mar. 31, 2023
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 27,787	¥ 29,389
Fair value of plan assets	4,187	4,914
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	27,787	29,389
Fair value of plan assets	¥ 4,187	¥ 4,914